Variable Interest Entities	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Variable Interest Entity [Line Items]
Variable Interest Entities	Variable Interest Entities
We consolidated a VIE based on our ability to exercise power and being the primary beneficiary of the entity including directing the operations and marketing campaigns and sharing customer lists and publications, as of June 30, 2021 and December 31, 2020. There have been no reconsideration events during these periods. The assets of consolidated variable interest entities may only be used to settle obligations of these entities. In addition, there is no recourse to MarketWise for the consolidated VIE’s liabilities. The following represents financial information for the consolidated VIE included in the consolidated balance sheets:

	As of
	June 30, 2021	December 31, 2020
Current assets	$3,759	$3,787
Noncurrent assets	8	22
Total assets	$3,767	$3,809

Current liabilities	$3,109	$3,265
Noncurrent liabilities	—	—
Total liabilities	$3,109	$3,265
Variable Interest Entities
We consolidated a VIE based on our ability to exercise power and being the primary beneficiary of the entity including directing the operations and marketing campaigns and sharing customer lists and publications, as of December 31, 2020 and 2019. There have been no reconsideration events during these periods. The assets of consolidated variable interest entities may only be used to settle obligations of these entities. In addition, there is no recourse to MarketWise for the consolidated VIE’s liabilities. The following represents financial information for the consolidated VIE included in the consolidated balance sheets:

	As of December 31,
	2020	2019
Current assets	$3,787	$4,066
Noncurrent assets	22	124
Total assets	$3,809	$4,190

Current liabilities	$3,265	$2,672
Noncurrent liabilities	—	1,898
Total liabilities	$3,265	$4,570